PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 93.6%
Brazil : 3.6%
194,908
Ambev SA
$ 486,551
0.2
27,908
Atacadao SA
75,009
0.0
237,674  B3 SA - Brasil Bolsa
Balcao
568,666
0.2
60,036
Banco Bradesco SA
152,741
0.1
49,571
Banco BTG Pactual SA
361,054
0.1
35,902
Banco do Brasil SA
405,735
0.1
14,203  Banco Santander Brasil
SA
80,737
0.0
28,628  BB Seguridade
Participacoes SA
186,024
0.1
7,900  Caixa Seguridade
Participacoes S/A
24,761
0.0
43,377
CCR SA
119,785
0.0
51,568  Centrais Eletricas
Brasileiras SA
428,448
0.1
14,468  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
244,826
0.1
28,901  Cia Siderurgica Nacional
SA
90,528
0.0
52,910
Cosan SA
170,586
0.1
8,602
CPFL Energia SA
59,789
0.0
11,458
Energisa S/A
109,659
0.0
25,777
(1)
Eneva SA
65,838
0.0
8,360
Engie Brasil Energia SA
67,041
0.0
44,885
Equatorial Energia SA
292,647
0.1
207,947
(1)(2)
Hapvida Participacoes e
Investimentos S/A
153,823
0.1
16,528
Hypera SA
108,882
0.0
32,293
JBS S/A
137,918
0.0
32,807
Klabin SA
164,970
0.1
38,579
Localiza Rent a Car SA
422,912
0.1
41,959
Lojas Renner SA
141,637
0.1
151,008
(1)
Magazine Luiza SA
54,196
0.0
38,567
Natura & Co. Holding SA
136,800
0.0
155,285
Petroleo Brasileiro SA
1,186,760
0.4
34,334
PRIO SA/Brazil
332,565
0.1
54,561
Raia Drogasil SA
298,946
0.1
24,660
(2)
Rede D'Or Sao Luiz SA
124,298
0.0
54,694
Rumo SA
241,987
0.1
57,639
Sendas Distribuidora S/A
170,317
0.1
33,464
Suzano SA
426,891
0.1
17,337
Telefonica Brasil SA
174,601
0.1
36,563
TIM SA/Brazil
129,692
0.0
23,048
TOTVS SA
130,924
0.0
31,620
Ultrapar Participacoes SA
179,996
0.1
142,733
Vale SA - Foreign
1,737,134
0.6
49,752
Vibra Energia SA
247,996
0.1
70,703
WEG SA
540,063
0.2
11,233,733
3.6
Chile : 0.4%
1,904,946
Banco de Chile
211,926
0.1
3,177  Banco de Credito e
Inversiones SA
90,825
0.0
2,818,442
Banco Santander Chile
140,380
0.1
53,696
Cencosud SA
93,168
0.0
678,978  Cia Sud Americana de
Vapores SA
51,074
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile (continued)
46,383
Empresas CMPC SA
$ 94,255
0.0
16,264
Empresas Copec SA
116,846
0.1
876,894
Enel Americas SA
85,482
0.0
1,281,216
Enel Chile SA
77,022
0.0
36,328
(1)
Falabella SA
95,402
0.1
7,580,561
(1)
Latam Airlines Group SA
94,470
0.0
1,150,850
0.4
China : 21.9%
18,900
(1)
360 Security Technology,
Inc. - Class A
23,170
0.0
6,100  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
14,901
0.0
32,500  AAC Technologies
Holdings, Inc.
109,147
0.1
1,710  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
35,352
0.0
9,200  AECC Aviation Power Co.
Ltd. - Class A
42,749
0.0
249,300  Agricultural Bank of China
Ltd. - Class A
143,907
0.1
1,108,000  Agricultural Bank of China
Ltd. - Class H
467,698
0.2
24,591  Aier Eye Hospital Group
Co. Ltd. - Class A
43,788
0.0
120,000
(1)(3)
Air China Ltd. - Class H
58,316
0.0
22,000
(1)(2)(3)
Akeso, Inc.
131,319
0.1
683,300  Alibaba Group Holding
Ltd.
6,178,969
2.0
67,600  Aluminum Corp. of China
Ltd. - Class A
66,575
0.0
144,000  Aluminum Corp. of China
Ltd. - Class H
91,693
0.0
4,000  Angel Yeast Co. Ltd. -
Class A
15,954
0.0
17,400  Anhui Conch Cement Co.
Ltd. - Class A
53,511
0.0
45,500  Anhui Conch Cement Co.
Ltd. - Class H
94,352
0.0
1,000  Anhui Gujing Distillery Co.
Ltd. - Class A
36,341
0.0
5,743  Anhui Gujing Distillery Co.
Ltd. - Class B
80,817
0.0
9,000
(1)
Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
20,987
0.0
2,400  Anhui Yingjia Distillery Co.
Ltd. - Class A
21,677
0.0
54,000
ANTA Sports Products Ltd.
575,792
0.2
1,300  Asymchem Laboratories
Tianjin Co. Ltd. - Class A
16,078
0.0
3,034
Autohome, Inc., ADR
79,551
0.0
5,900  Avary Holding Shenzhen
Co. Ltd. - Class A
19,285
0.0
129,000  AviChina Industry &
Technology Co. Ltd. -
Class H
50,787
0.0
94,750
(1)
Baidu, Inc. - Class A
1,247,348
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
65,600  Bank of Beijing Co. Ltd. -
Class A
$ 51,294
0.0
13,600  Bank of Chengdu Co. Ltd.
- Class A
25,481
0.0
100,000  Bank of China Ltd. - Class
A
60,630
0.0
3,299,000  Bank of China Ltd. - Class
H
1,352,625
0.4
125,100  Bank of Communications
Co. Ltd. - Class A
108,231
0.1
325,000  Bank of Communications
Co. Ltd. - Class H
213,724
0.1
20,300  Bank of Hangzhou Co.
Ltd. - Class A
31,073
0.0
59,500  Bank of Jiangsu Co. Ltd. -
Class A
64,573
0.0
31,700  Bank of Nanjing Co. Ltd. -
Class A
39,616
0.0
19,800  Bank of Ningbo Co. Ltd. -
Class A
57,075
0.0
45,500  Bank of Shanghai Co. Ltd.
- Class A
42,251
0.0
66,800  Baoshan Iron & Steel Co.
Ltd. - Class A
59,847
0.0
13,300  Beijing Enlight Media Co.
Ltd. - Class A
19,023
0.0
1,350  Beijing Kingsoft Office
Software, Inc. - Class A
55,888
0.0
6,000  Beijing New Building
Materials PLC - Class A
23,764
0.0
5,200  Beijing Tongrentang Co.
Ltd. - Class A
29,999
0.0
2,520  Beijing Wantai Biological
Pharmacy Enterprise Co.
Ltd. - Class A
24,209
0.0
143,000  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
98,782
0.1
8,380
(1)(3)
Bilibili, Inc. - Class Z
95,059
0.1
142,900  BOE Technology Group
Co. Ltd. - Class A
79,717
0.0
6,200
BYD Co. Ltd. - Class A
178,923
0.1
42,500
BYD Co. Ltd. - Class H
1,088,215
0.4
34,500  BYD Electronic
International Co. Ltd.
127,353
0.1
16,500  Caitong Securities Co. Ltd.
- Class A
16,860
0.0
1,145
(1)
Cambricon Technologies
Corp. Ltd. - Class A
28,281
0.0
528,000
(2)
CGN Power Co. Ltd. -
Class H
156,646
0.1
1,400  Changchun High & New
Technology Industry
Group, Inc. - Class A
23,526
0.0
1,100  Changzhou Xingyu
Automotive Lighting
Systems Co. Ltd. - Class A
21,518
0.0
7,800  Chaozhou Three-Circle
Group Co. Ltd. - Class A
26,834
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
12,300  China Baoan Group Co.
Ltd. - Class A
$ 17,891
0.0
365,000  China Cinda Asset
Management Co. Ltd. -
Class H
30,337
0.0
375,000  China CITIC Bank Corp.
Ltd. - Class H
200,025
0.1
90,000  China Coal Energy Co.
Ltd. - Class H
87,666
0.0
88,000  China Communications
Services Corp. Ltd. - Class
H
41,066
0.0
36,000  China Construction Bank
Corp. - Class A
34,029
0.0
4,000,000  China Construction Bank
Corp. - Class H
2,413,894
0.8
14,300  China CSSC Holdings Ltd.
- Class A
68,466
0.0
76,200
(1)
China Eastern Airlines
Corp. Ltd. - Class A
38,511
0.0
125,500  China Energy Engineering
Corp. Ltd. - Class A
36,475
0.0
157,400  China Everbright Bank Co.
Ltd. - Class A
67,968
0.0
99,000  China Everbright Bank Co.
Ltd. - Class H
28,486
0.0
159,000
(2)
China Feihe Ltd.
74,823
0.0
222,000  China Galaxy Securities
Co. Ltd. - Class H
109,097
0.1
107,000  China Hongqiao Group
Ltd.
120,582
0.1
8,400  China International Capital
Corp. Ltd. - Class A
37,243
0.0
60,800
(2)
China International Capital
Corp. Ltd. - Class H
72,184
0.0
14,100  China Jushi Co. Ltd. -
Class A
20,442
0.0
8,700  China Life Insurance Co.
Ltd. - Class A
34,348
0.0
311,000  China Life Insurance Co.
Ltd. - Class H
374,002
0.1
17,000
(1)(2)(3)
China Literature Ltd.
56,954
0.0
145,000  China Longyuan Power
Group Corp. Ltd. - Class H
101,721
0.1
135,000  China Mengniu Dairy Co.
Ltd.
290,565
0.1
57,800  China Merchants Bank Co.
Ltd. - Class A
257,813
0.1
158,500  China Merchants Bank Co.
Ltd. - Class H
628,218
0.2
27,200  China Merchants Energy
Shipping Co. Ltd. - Class A
29,016
0.0
25,000  China Merchants
Securities Co. Ltd. - Class
A
47,882
0.0
26,300  China Merchants Shekou
Industrial Zone Holdings
Co. Ltd. - Class A
35,168
0.0
113,212  China Minsheng Banking
Corp. Ltd. - Class A
63,606
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
245,500  China Minsheng Banking
Corp. Ltd. - Class H
$ 85,081
0.0
176,000  China National Building
Material Co. Ltd. - Class H
60,579
0.0
17,400  China National Chemical
Engineering Co. Ltd. -
Class A
16,032
0.0
61,300  China National Nuclear
Power Co. Ltd. - Class A
75,935
0.0
13,300  China Northern Rare Earth
Group High-Tech Co. Ltd.
- Class A
35,136
0.0
82,000  China Oilfield Services
Ltd. - Class H
94,378
0.1
21,000  China Pacific Insurance
Group Co. Ltd. - Class A
65,821
0.0
106,800  China Pacific Insurance
Group Co. Ltd. - Class H
187,362
0.1
103,100  China Petroleum &
Chemical Corp. - Class A
88,816
0.0
994,000  China Petroleum &
Chemical Corp. - Class H
565,313
0.2
68,400  China Railway Group Ltd.
- Class A
64,513
0.0
159,000  China Railway Group Ltd.
- Class H
78,703
0.0
4,900  China Rare Earth
Resources And
Technology Co. Ltd. -
Class A
18,302
0.0
4,476  China Resources
Microelectronics Ltd. -
Class A
24,344
0.0
32,200
(2)(3)
China Resources Mixc
Lifestyle Services Ltd.
102,038
0.1
61,500
(2)
China Resources
Pharmaceutical Group Ltd.
39,322
0.0
2,700  China Resources Sanjiu
Medical & Pharmaceutical
Co. Ltd. - Class A
19,699
0.0
19,500  China Shenhua Energy
Co. Ltd. - Class A
104,316
0.1
139,000  China Shenhua Energy
Co. Ltd. - Class H
546,781
0.2
53,300
(1)
China Southern Airlines
Co. Ltd. - Class A
41,328
0.0
120,800  China State Construction
Engineering Corp. Ltd. -
Class A
87,284
0.0
98,300  China Three Gorges
Renewables Group Co.
Ltd. - Class A
63,683
0.0
6,800  China Tourism Group Duty
Free Corp. Ltd. - Class A
81,225
0.0
3,500
(2)(3)
China Tourism Group Duty
Free Corp. Ltd. - Class H
34,938
0.0
1,878,000
(2)
China Tower Corp. Ltd. -
Class H
216,139
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
92,600  China United Network
Communications Ltd. -
Class A
$ 59,123
0.0
38,100  China Vanke Co. Ltd. -
Class A
48,749
0.0
86,600
(3)
China Vanke Co. Ltd. -
Class H
60,085
0.0
65,900  China Yangtze Power Co.
Ltd. - Class A
226,583
0.1
1,900  Chongqing Brewery Co.
Ltd. - Class A
17,000
0.0
25,800  Chongqing Changan
Automobile Co. Ltd. -
Class A
61,348
0.0
7,350  Chongqing Zhifei
Biological Products Co.
Ltd. - Class A
46,057
0.0
240,000
CITIC Ltd.
230,996
0.1
41,200  CITIC Securities Co. Ltd.
- Class A
110,247
0.1
59,500  CITIC Securities Co. Ltd.
- Class H
98,283
0.1
74,000  CMOC Group Ltd. - Class
A
83,774
0.0
141,000  CMOC Group Ltd. - Class
H
120,079
0.1
2,600  CNGR Advanced Material
Co. Ltd. - Class A
18,689
0.0
11,680  Contemporary Amperex
Technology Co. Ltd. -
Class A
305,375
0.1
12,400  COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class A
27,342
0.0
50,000
(3)
COSCO SHIPPING
Energy Transportation Co.
Ltd. - Class H
51,809
0.0
51,800  COSCO SHIPPING
Holdings Co. Ltd. - Class A
74,395
0.0
108,500  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
114,238
0.1
559,000
(1)(3)
Country Garden Holdings
Co. Ltd.
34,753
0.0
99,000  Country Garden Services
Holdings Co. Ltd.
63,538
0.0
83,400
CRRC Corp. Ltd. - Class A
76,409
0.0
179,000
CRRC Corp. Ltd. - Class H
96,622
0.1
13,300  CSC Financial Co. Ltd. -
Class A
40,473
0.0
4,100  CSPC Innovation
Pharmaceutical Co. Ltd. -
Class A
21,161
0.0
384,000  CSPC Pharmaceutical
Group Ltd.
302,246
0.1
46,300  Daqin Railway Co. Ltd. -
Class A
46,893
0.0
8,500  Dongfang Electric Corp.
Ltd. - Class A
18,179
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
104,000  Dongfeng Motor Group
Co. Ltd. - Class H
$ 43,488
0.0
21,000
(1)(2)
East Buy Holding Ltd.
55,881
0.0
48,640  East Money Information
Co. Ltd. - Class A
86,788
0.0
33,700
ENN Energy Holdings Ltd.
262,218
0.1
2,000  Eoptolink Technology, Inc.
Ltd. - Class A
18,822
0.0
6,900  Eve Energy Co. Ltd. -
Class A
37,521
0.0
11,600  Everbright Securities Co.
Ltd. - Class A
26,121
0.0
7,600  Flat Glass Group Co. Ltd.
- Class A
30,327
0.0
15,000  Flat Glass Group Co. Ltd.
- Class H
36,511
0.0
44,300  Focus Media Information
Technology Co. Ltd. -
Class A
39,869
0.0
13,620  Foshan Haitian Flavouring
& Food Co. Ltd. - Class A
74,677
0.0
105,000
Fosun International Ltd.
54,784
0.0
33,600  Founder Securities Co.
Ltd. - Class A
36,355
0.0
35,200  Foxconn Industrial Internet
Co. Ltd. - Class A
114,366
0.1
7,200  Fuyao Glass Industry
Group Co. Ltd. - Class A
42,788
0.0
24,800
(2)(3)
Fuyao Glass Industry
Group Co. Ltd. - Class H
124,949
0.1
6,400  Ganfeng Lithium Group
Co. Ltd. - Class A
31,841
0.0
18,600
(2)(3)
Ganfeng Lithium Group
Co. Ltd. - Class H
57,015
0.0
54,400  GD Power Development
Co. Ltd. - Class A
37,709
0.0
23,100
GEM Co. Ltd. - Class A
18,929
0.0
50,000
(1)
Genscript Biotech Corp.
92,780
0.0
28,600  GF Securities Co. Ltd. -
Class A
53,130
0.0
30,400  GF Securities Co. Ltd. -
Class H
31,509
0.0
2,200
(1)(2)
Giant Biogene Holding
Co. Ltd.
11,976
0.0
2,300  GigaDevice
Semiconductor, Inc. -
Class A
23,165
0.0
12,000
GoerTek, Inc. - Class A
26,216
0.0
100,000  Great Wall Motor Co. Ltd.
- Class H
111,402
0.1
7,700  Gree Electric Appliances,
Inc. of Zhuhai - Class A
41,780
0.0
5,600  Guangdong Haid Group
Co. Ltd. - Class A
33,366
0.0
20,900  Guanghui Energy Co. Ltd.
- Class A
20,904
0.0
130,000  Guangzhou Automobile
Group Co. Ltd. - Class H
53,359
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,900  Guangzhou Baiyunshan
Pharmaceutical Holdings
Co. Ltd. - Class A
$ 19,434
0.0
2,000  Guangzhou Kingmed
Diagnostics Group Co.
Ltd. - Class A
15,682
0.0
27,600  Guosen Securities Co. Ltd.
- Class A
31,659
0.0
29,800  Guotai Junan Securities
Co. Ltd. - Class A
58,792
0.0
8,783
H World Group Ltd., ADR
339,902
0.1
72,000
(2)(3)
Haidilao International
Holding Ltd.
162,925
0.1
23,300  Haier Smart Home Co.
Ltd. - Class A
80,985
0.0
96,200  Haier Smart Home Co.
Ltd. - Class H
299,355
0.1
168,900
(1)
Hainan Airlines Holding
Co. Ltd. - Class A
32,030
0.0
30,000  Haitian International
Holdings Ltd.
87,300
0.0
41,700  Haitong Securities Co. Ltd.
- Class A
50,056
0.0
83,200  Haitong Securities Co. Ltd.
- Class H
39,795
0.0
6,180  Hangzhou First Applied
Material Co. Ltd. - Class A
24,134
0.0
9,800  Hangzhou Silan
Microelectronics Co. Ltd.
- Class A
26,583
0.0
52,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
102,997
0.1
7,200  Henan Shenhuo Coal &
Power Co. Ltd. - Class A
19,314
0.0
12,100  Henan Shuanghui
Investment & Development
Co. Ltd. - Class A
43,172
0.0
29,500  Hengan International
Group Co. Ltd.
92,994
0.0
22,700
(1)
Hengli Petrochemical Co.
Ltd. - Class A
43,051
0.0
1,800  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
33,612
0.0
25,000
(1)(2)(3)
Hua Hong Semiconductor
Ltd.
48,791
0.0
23,700  Huadian Power
International Corp. Ltd. -
Class A
22,233
0.0
6,400  Huadong Medicine Co.
Ltd. - Class A
27,218
0.0
6,300  Hualan Biological
Engineering, Inc. - Class A
17,275
0.0
33,100
(1)
Huaneng Power
International, Inc. - Class A
41,905
0.0
170,000
(1)(3)
Huaneng Power
International, Inc. - Class
H
100,279
0.1
26,000  Huatai Securities Co. Ltd.
- Class A
49,772
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
51,800
(2)
Huatai Securities Co. Ltd.
- Class H
$ 59,274
0.0
47,800  Huaxia Bank Co. Ltd. -
Class A
42,809
0.0
11,200  Huayu Automotive
Systems Co. Ltd. - Class A
25,519
0.0
2,100  Huizhou Desay Sv
Automotive Co. Ltd. -
Class A
36,638
0.0
6,100  Hundsun Technologies,
Inc. - Class A
19,220
0.0
16,600
(2)(3)
Hygeia Healthcare
Holdings Co. Ltd.
67,748
0.0
5,229  Hygon Information
Technology Co. Ltd. -
Class A
55,583
0.0
5,200  IEIT Systems Co. Ltd. -
Class A
31,925
0.0
6,400
Iflytek Co. Ltd. - Class A
43,956
0.0
500  Imeik Technology
Development Co. Ltd. -
Class A
23,417
0.0
179,100  Industrial & Commercial
Bank of China Ltd. - Class
A
130,150
0.1
2,692,000  Industrial & Commercial
Bank of China Ltd. - Class
H
1,353,090
0.4
57,300  Industrial Bank Co. Ltd. -
Class A
128,899
0.1
33,500  Industrial Securities Co.
Ltd. - Class A
25,200
0.0
175,700
(1)
Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
38,670
0.0
18,800  Inner Mongolia Yili
Industrial Group Co. Ltd. -
Class A
72,387
0.0
48,800  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
93,138
0.0
51,500
(1)(2)(3)
Innovent Biologics, Inc.
248,488
0.1
20,063
(1)
iQIYI, Inc., ADR
84,866
0.0
3,000
(1)
Isoftstone Information
Technology Group Co. Ltd.
- Class A
19,471
0.0
10,400  JA Solar Technology Co.
Ltd. - Class A
25,008
0.0
3,500  Jason Furniture Hangzhou
Co. Ltd. - Class A
17,647
0.0
6,700  JCET Group Co. Ltd. -
Class A
26,922
0.0
47,900
(1)(2)(3)
JD Health International,
Inc.
170,224
0.1
89,600
(1)(2)
JD Logistics, Inc.
91,525
0.0
98,550
JD.com, Inc. - Class A
1,351,799
0.4
20,600  Jiangsu Eastern
Shenghong Co. Ltd. -
Class A
28,285
0.0
50,000  Jiangsu Expressway Co.
Ltd. - Class H
51,179
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,600  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
$ 32,081
0.0
18,500  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
118,408
0.1
4,300  Jiangsu King's Luck
Brewery JSC Ltd. - Class A
35,366
0.0
1,500  Jiangsu Pacific Quartz Co.
Ltd. - Class A
18,845
0.0
4,200  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
57,348
0.0
10,400  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
20,251
0.0
60,000  Jiangxi Copper Co. Ltd. -
Class H
102,478
0.1
22,352  Jinko Solar Co. Ltd. -
Class A
25,533
0.0
9,589
Kanzhun Ltd., ADR
168,095
0.1
27,648
KE Holdings, Inc., ADR
379,607
0.1
125,000
(1)
Kingdee International
Software Group Co. Ltd.
141,458
0.1
41,800
Kingsoft Corp. Ltd.
129,009
0.1
99,100
(1)(2)
Kuaishou Technology
623,795
0.2
9,713
(1)
Kuang-Chi Technologies
Co. Ltd. - Class A
27,266
0.0
4,100
(1)
Kunlun Tech Co. Ltd. -
Class A
23,058
0.0
3,200  Kweichow Moutai Co. Ltd.
- Class A
754,307
0.3
8,900  LB Group Co. Ltd. - Class
A
22,730
0.0
342,000
Lenovo Group Ltd.
396,241
0.1
21,300  Lens Technology Co. Ltd.
- Class A
39,942
0.0
48,300
(1)
Li Auto, Inc. - Class A
733,413
0.3
100,500
(3)
Li Ning Co. Ltd.
268,105
0.1
26,100  Lingyi iTech Guangdong
Co. - Class A
19,689
0.0
84,000
(2)
Longfor Group Holdings
Ltd.
119,146
0.1
21,200  LONGi Green Energy
Technology Co. Ltd. -
Class A
57,569
0.0
20,600  Luxshare Precision
Industry Co. Ltd. - Class A
84,832
0.0
4,143  Luzhou Laojiao Co. Ltd. -
Class A
106,210
0.1
6,100  Mango Excellent Media
Co. Ltd. - Class A
20,665
0.0
1,900  Maxscend
Microelectronics Co. Ltd.
- Class A
26,431
0.0
213,400
(1)(2)
Meituan - Class B
2,634,230
0.9
60,400  Metallurgical Corp. of
China Ltd. - Class A
28,677
0.0
3,000  Midea Group Co. Ltd. -
Class A
26,820
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
16,000  MINISO Group Holding
Ltd.
$ 82,631
0.0
3,815  Montage Technology Co.
Ltd. - Class A
24,523
0.0
16,100  Muyuan Foods Co. Ltd. -
Class A
93,712
0.0
24,100  NARI Technology Co. Ltd.
- Class A
80,448
0.0
1,600  NAURA Technology Group
Co. Ltd. - Class A
67,898
0.0
81,300
NetEase, Inc.
1,684,670
0.6
8,000  New China Life Insurance
Co. Ltd. - Class A
33,436
0.0
29,600  New China Life Insurance
Co. Ltd. - Class H
52,493
0.0
15,400
(1)
New Hope Liuhe Co. Ltd.
- Class A
19,975
0.0
62,400
(1)
New Oriental Education &
Technology Group, Inc.
545,367
0.2
4,100  Ningbo Tuopu Group Co.
Ltd. - Class A
36,320
0.0
26,000  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
56,412
0.0
57,599
(1)(3)
NIO, Inc., ADR
259,196
0.1
85,000
(2)
Nongfu Spring Co. Ltd. -
Class H
459,411
0.2
28,300  Orient Securities Co. Ltd./
China - Class A
32,296
0.0
40,200
(1)
Pangang Group Vanadium
Titanium & Resources Co.
Ltd. - Class A
16,815
0.0
441,000  People's Insurance Co.
Group of China Ltd. -
Class H
140,984
0.1
62,100  PetroChina Co. Ltd. -
Class A
79,614
0.0
878,000  PetroChina Co. Ltd. -
Class H
752,992
0.3
292,000  PICC Property & Casualty
Co. Ltd. - Class H
385,365
0.1
57,500  Ping An Bank Co. Ltd. -
Class A
83,516
0.0
32,800  Ping An Insurance Group
Co. of China Ltd. - Class A
184,920
0.1
275,500  Ping An Insurance Group
Co. of China Ltd. - Class H
1,169,685
0.4
638
Piotech, Inc. - Class A
16,534
0.0
31,500  Poly Developments and
Holdings Group Co. Ltd. -
Class A
40,788
0.0
22,400
(2)
Pop Mart International
Group Ltd.
82,469
0.0
88,500  Postal Savings Bank of
China Co. Ltd. - Class A
58,331
0.0
316,000
(2)(3)
Postal Savings Bank of
China Co. Ltd. - Class H
165,410
0.1
52,800  Power Construction Corp.
of China Ltd. - Class A
36,101
0.0
5,063
Qifu Technology, Inc., ADR
93,311
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
18,900
(1)
Qinghai Salt Lake Industry
Co. Ltd. - Class A
$ 41,591
0.0
34,200  Rongsheng Petrochemical
Co. Ltd. - Class A
51,367
0.0
26,400  SAIC Motor Corp. Ltd. -
Class A
54,638
0.0
19,000  Sanan Optoelectronics Co.
Ltd. - Class A
31,984
0.0
41,000  Sany Heavy Equipment
International Holdings Co.
Ltd.
26,383
0.0
28,100  Sany Heavy Industry Co.
Ltd. - Class A
56,227
0.0
11,900
(1)
Satellite Chemical Co. Ltd.
- Class A
28,088
0.0
22,100  SDIC Power Holdings Co.
Ltd. - Class A
45,500
0.0
4,200
(1)
Seres Group Co. Ltd. -
Class A
52,773
0.0
14,500  SF Holding Co. Ltd. -
Class A
72,974
0.0
27,500  Shaanxi Coal Industry Co.
Ltd. - Class A
95,134
0.1
16,000  Shan Xi Hua Yang Group
New Energy Co. Ltd. -
Class A
20,332
0.0
17,200  Shandong Gold Mining
Co. Ltd. - Class A
62,355
0.0
23,000
(2)(3)
Shandong Gold Mining
Co. Ltd. - Class H
46,813
0.0
7,500  Shandong Hualu
Hengsheng Chemical Co.
Ltd. - Class A
26,263
0.0
6,800  Shandong Linglong Tyre
Co. Ltd. - Class A
19,632
0.0
114,800  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
71,577
0.0
5,340  Shanghai Baosight
Software Co. Ltd. - Class A
28,446
0.0
32,104  Shanghai Baosight
Software Co. Ltd. - Class
B
65,151
0.0
48,400
(1)
Shanghai Electric Group
Co. Ltd. - Class A
28,139
0.0
10,100  Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class A
32,337
0.0
17,500
(3)
Shanghai Fosun
Pharmaceutical Group Co.
Ltd. - Class H
28,644
0.0
3,900
(1)
Shanghai International
Airport Co. Ltd. - Class A
19,249
0.0
39,600  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
57,220
0.0
82,000  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
81,408
0.0
25,600  Shanghai RAAS Blood
Products Co. Ltd. - Class A
24,913
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
2,420  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
$ 43,907
0.0
6,000  Shanghai Zhangjiang
High-Tech Park
Development Co. Ltd. -
Class A
16,623
0.0
20,100  Shanxi Coking Coal
Energy Group Co. Ltd. -
Class A
28,401
0.0
10,500  Shanxi Lu'an
Environmental Energy
Development Co. Ltd. -
Class A
29,143
0.0
3,400  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
115,498
0.1
8,800  Shengyi Technology Co.
Ltd. - Class A
21,377
0.0
75,200  Shenwan Hongyuan
Group Co. Ltd. - Class A
46,004
0.0
3,300  Shenzhen Capchem
Technology Co. Ltd. -
Class A
15,530
0.0
5,100  Shenzhen Inovance
Technology Co. Ltd. -
Class A
42,518
0.0
4,760  Shenzhen Kangtai
Biological Products Co.
Ltd. - Class A
14,384
0.0
3,300  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
127,879
0.1
2,800  Shenzhen New Industries
Biomedical Engineering
Co. Ltd. - Class A
26,069
0.0
2,482  Shenzhen Transsion
Holdings Co. Ltd. - Class A
56,115
0.0
35,300  Shenzhou International
Group Holdings Ltd.
335,117
0.1
6,300  Shijiazhuang Yiling
Pharmaceutical Co. Ltd. -
Class A
17,606
0.0
15,800  Sichuan Chuantou Energy
Co. Ltd. - Class A
36,289
0.0
4,500  Sichuan Kelun
Pharmaceutical Co. Ltd. -
Class A
18,838
0.0
24,940  Sichuan Road and Bridge
Group Co. Ltd. - Class A
25,637
0.0
14,000
Silergy Corp.
143,216
0.1
57,600  Sinopharm Group Co. Ltd.
- Class H
147,703
0.1
29,000
Sinotruk Hong Kong Ltd.
71,213
0.0
86,000
(2)
Smoore International
Holdings Ltd.
73,291
0.0
4,000  Sungrow Power Supply
Co. Ltd. - Class A
57,158
0.0
30,600  Sunny Optical Technology
Group Co. Ltd.
156,712
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
8,400  Sunwoda Electronic Co.
Ltd. - Class A
$ 15,905
0.0
1,060  Suzhou Maxwell
Technologies Co. Ltd. -
Class A
15,630
0.0
1,200  Suzhou TFC Optical
Communication Co. Ltd. -
Class A
25,223
0.0
18,666
(1)
TAL Education Group,
ADR
211,859
0.1
17,530
TBEA Co. Ltd. - Class A
36,712
0.0
69,040
(1)
TCL Technology Group
Corp. - Class A
44,536
0.0
14,625  TCL Zhonghuan
Renewable Energy
Technology Co. Ltd. -
Class A
23,892
0.0
277,700
Tencent Holdings Ltd.
10,816,399
3.5
31,827
(1)
Tencent Music
Entertainment Group, ADR
356,144
0.1
4,700  Tianqi Lithium Corp. -
Class A
31,016
0.0
18,400  Tianshui Huatian
Technology Co. Ltd. -
Class A
19,656
0.0
88,000  Tingyi Cayman Islands
Holding Corp.
96,572
0.1
54,800
(1)
Tongcheng Travel
Holdings Ltd.
144,876
0.1
14,000
Tongwei Co. Ltd. - Class A
47,880
0.0
77,000
(2)
Topsports International
Holdings Ltd.
51,643
0.0
42,000  TravelSky Technology Ltd.
- Class H
50,945
0.0
6,049  Trina Solar Co. Ltd. -
Class A
19,855
0.0
23,100
(1)
Trip.com Group Ltd.
1,024,287
0.3
2,600  Tsingtao Brewery Co. Ltd.
- Class A
30,287
0.0
26,000  Tsingtao Brewery Co. Ltd.
- Class H
178,937
0.1
2,900
(1)
Unigroup Guoxin
Microelectronics Co. Ltd.
- Class A
26,318
0.0
8,900
(1)
Unisplendour Corp. Ltd. -
Class A
27,049
0.0
14,881  Vipshop Holdings Ltd.,
ADR
246,281
0.1
9,700  Wanhua Chemical Group
Co. Ltd. - Class A
108,099
0.1
26,700  Weichai Power Co. Ltd. -
Class A
60,260
0.0
77,000  Weichai Power Co. Ltd. -
Class H
146,925
0.1
20,300  Wens Foodstuffs Group
Co. Ltd. - Class A
52,074
0.0
25,900  Western Securities Co.
Ltd. - Class A
24,222
0.0
3,900  Will Semiconductor Co.
Ltd. Shanghai - Class A
53,209
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,600
(1)
Wingtech Technology Co.
Ltd. - Class A
$ 23,307
0.0
10,500  Wuliangye Yibin Co. Ltd. -
Class A
222,664
0.1
6,100  WUS Printed Circuit
Kunshan Co. Ltd. - Class A
25,711
0.0
8,092  WuXi AppTec Co. Ltd. -
Class A
52,746
0.0
13,700
(2)
WuXi AppTec Co. Ltd. -
Class H
65,091
0.0
162,000
(1)(2)
Wuxi Biologics Cayman,
Inc.
296,357
0.1
42,900  XCMG Construction
Machinery Co. Ltd. - Class
A
36,875
0.0
13,100  Xiamen C & D, Inc. - Class
A
18,414
0.0
648,200
(1)(2)
Xiaomi Corp. - Class B
1,272,597
0.4
6,400  Xinjiang Daqo New Energy
Co. Ltd. - Class A
23,912
0.0
214,000
Xinyi Solar Holdings Ltd.
166,170
0.1
49,100
(1)(3)
XPeng, Inc. - Class A
194,519
0.1
54,000
(2)(3)
Yadea Group Holdings Ltd.
87,619
0.0
12,650  Yankuang Energy Group
Co. Ltd. - Class A
40,420
0.0
94,000
(3)
Yankuang Energy Group
Co. Ltd. - Class H
197,666
0.1
3,940  Yealink Network
Technology Corp. Ltd. -
Class A
13,694
0.0
3,260  Yifeng Pharmacy Chain
Co. Ltd. - Class A
17,743
0.0
5,100  Yihai Kerry Arawana
Holdings Co. Ltd. - Class A
21,309
0.0
8,900  Yintai Gold Co. Ltd. -
Class A
20,874
0.0
2,260  YongXing Special
Materials Technology Co.
Ltd. - Class A
14,854
0.0
11,300  Yonyou Network
Technology Co. Ltd. -
Class A
18,865
0.0
11,400  YTO Express Group Co.
Ltd. - Class A
23,898
0.0
17,153
Yum China Holdings, Inc.
682,518
0.2
12,700  Yunnan Aluminium Co.
Ltd. - Class A
23,974
0.0
6,900  Yunnan Baiyao Group Co.
Ltd. - Class A
48,231
0.0
7,800  Yunnan Yuntianhua Co.
Ltd. - Class A
20,008
0.0
40,900
(1)
Zai Lab Ltd.
66,389
0.0
4,900  Zangge Mining Co. Ltd. -
Class A
20,178
0.0
1,800  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd. -
Class A
57,463
0.0
53,500
(3)
Zhaojin Mining Industry
Co. Ltd. - Class H
72,898
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
26,600
(1)
Zhejiang Century Huatong
Group Co. Ltd. - Class A
$ 17,519
0.0
17,000  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
20,638
0.0
6,800  Zhejiang Chint Electrics
Co. Ltd. - Class A
18,976
0.0
12,100  Zhejiang Dahua
Technology Co. Ltd. -
Class A
31,185
0.0
70,600  Zhejiang Expressway Co.
Ltd. - Class H
45,304
0.0
4,900  Zhejiang Huayou Cobalt
Co. Ltd. - Class A
18,047
0.0
4,400  Zhejiang Jingsheng
Mechanical & Electrical
Co. Ltd. - Class A
21,024
0.0
23,200
(1)(2)(3)
Zhejiang Leapmotor
Technology Co. Ltd.
77,988
0.0
11,800  Zhejiang NHU Co. Ltd. -
Class A
27,338
0.0
36,600
(1)
Zhejiang Zheneng Electric
Power Co. Ltd. - Class A
32,967
0.0
33,400
(1)(2)(3)
ZhongAn Online P&C
Insurance Co. Ltd. - Class
H
53,447
0.0
2,300  Zhongji Innolight Co. Ltd.
- Class A
49,272
0.0
36,000  Zhongsheng Group
Holdings Ltd.
62,531
0.0
31,300  Zhongtai Securities Co.
Ltd. - Class A
28,865
0.0
24,700  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
78,358
0.0
70,500  Zijin Mining Group Co. Ltd.
- Class A
157,349
0.1
214,000  Zijin Mining Group Co. Ltd.
- Class H
428,728
0.2
26,200  Zoomlion Heavy Industry
Science and Technology
Co. Ltd. - Class A
29,116
0.0
16,200
ZTE Corp. - Class A
61,577
0.0
26,600
ZTE Corp. - Class H
53,099
0.0
18,012  ZTO Express Cayman,
Inc., ADR
377,171
0.1
69,032,649
21.9
Colombia : 0.1%
10,801  Bancolombia SA -
Preference Shares
95,792
0.0
18,801  Interconexion Electrica
SA ESP
96,212
0.1
192,004
0.1
Czechia : 0.1%
6,772
CEZ AS
241,670
0.1
3,161
Komercni Banka AS
113,214
0.0
14,909
(2)
Moneta Money Bank AS
64,799
0.0
419,683
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Egypt : 0.1%
105,978  Commercial International
Bank Egypt SAE
$ 178,821
0.1
49,021
Eastern Co. SAE
27,908
0.0
38,093
(1)
EFG Holding S.A.E.
14,187
0.0
220,916
0.1
Greece : 0.5%
94,701
(1)
Alpha Services and
Holdings SA
166,312
0.1
108,796
(1)
Eurobank Ergasias
Services and Holdings SA
209,162
0.1
7,827  Hellenic
Telecommunications
Organization SA
115,432
0.0
4,987
Jumbo SA
143,653
0.0
2,683  Motor Oil Hellas Corinth
Refineries SA
79,948
0.0
4,224
Mytilineos SA
162,961
0.1
33,048
(1)
National Bank of Greece
SA
258,705
0.1
7,459
OPAP SA
134,227
0.0
44,608
(1)
Piraeus Financial Holdings
SA
186,378
0.1
8,917
(1)
Public Power Corp. SA
111,847
0.0
1,568,625
0.5
Hong Kong : 1.2%
242,000
(1)(3)
Alibaba Health Information
Technology Ltd.
98,604
0.0
22,500  Beijing Enterprises
Holdings Ltd.
65,344
0.0
156,000  Beijing Enterprises Water
Group Ltd.
34,725
0.0
166,000  Bosideng International
Holdings Ltd.
83,028
0.0
124,000  Brilliance China
Automotive Holdings Ltd.
85,580
0.0
29,000
(3)
C&D International
Investment Group Ltd.
50,664
0.0
119,600
China Gas Holdings Ltd.
107,897
0.0
60,000  China Medical System
Holdings Ltd.
63,013
0.0
54,810  China Merchants Port
Holdings Co. Ltd.
65,721
0.0
161,000  China Overseas Land &
Investment Ltd.
232,362
0.1
60,000  China Overseas Property
Holdings Ltd.
33,256
0.0
207,000
(3)
China Power International
Development Ltd.
85,004
0.0
70,000  China Resources Beer
Holdings Co. Ltd.
323,237
0.1
40,300  China Resources Gas
Group Ltd.
128,599
0.1
136,000  China Resources Land
Ltd.
431,451
0.2
82,000  China Resources Power
Holdings Co. Ltd.
191,508
0.1
268,000
(1)
China Ruyi Holdings Ltd.
68,221
0.0
88,000  China State Construction
International Holdings Ltd.
96,190
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
63,000  China Taiping Insurance
Holdings Co. Ltd.
$ 55,229
0.0
87,800
(3)
Chow Tai Fook Jewellery
Group Ltd.
129,661
0.1
54,000  COSCO SHIPPING Ports
Ltd.
29,650
0.0
80,000
Far East Horizon Ltd.
59,283
0.0
914,000  GCL Technology Holdings
Ltd.
149,756
0.1
260,000  Geely Automobile Holdings
Ltd.
307,706
0.1
132,000  Guangdong Investment
Ltd.
56,547
0.0
29,500
Kingboard Holdings Ltd.
60,230
0.0
170,000
Kunlun Energy Co. Ltd.
142,017
0.1
5,500
(3)
Orient Overseas
International Ltd.
65,837
0.0
451,000  Sino Biopharmaceutical
Ltd.
174,391
0.1
14,000  Vinda International
Holdings Ltd.
41,984
0.0
208,000  Want Want China Holdings
Ltd.
122,777
0.1
64,200
Yuexiu Property Co. Ltd.
35,425
0.0
3,674,897
1.2
Hungary : 0.2%
17,969  MOL Hungarian Oil & Gas
PLC
145,714
0.0
9,437
OTP Bank Nyrt
434,339
0.1
5,801
Richter Gedeon Nyrt
147,163
0.1
727,216
0.2
India : 17.0%
2,281
ABB India Ltd.
174,285
0.1
7,178
Adani Enterprises Ltd.
276,073
0.1
13,350
(1)
Adani Green Energy Ltd.
294,648
0.1
22,176  Adani Ports & Special
Economic Zone Ltd.
358,069
0.1
32,636
(1)
Adani Power Ltd.
209,678
0.1
25,390
Ambuja Cements Ltd.
186,896
0.1
7,185
APL Apollo Tubes Ltd.
129,288
0.0
4,263  Apollo Hospitals Enterprise
Ltd.
325,427
0.1
63,323
Ashok Leyland Ltd.
130,327
0.0
16,076
Asian Paints Ltd.
548,631
0.2
5,905
Astral Ltd.
141,230
0.0
7,700
(2)
AU Small Finance Bank
Ltd.
52,386
0.0
11,451
Aurobindo Pharma Ltd.
150,048
0.1
6,760
(1)(2)
Avenue Supermarts Ltd.
367,411
0.1
96,023
Axis Bank Ltd.
1,210,216
0.4
2,893
Bajaj Auto Ltd.
318,284
0.1
11,655
Bajaj Finance Ltd.
1,017,701
0.3
15,926
Bajaj Finserv Ltd.
315,065
0.1
1,103  Bajaj Holdings &
Investment Ltd.
109,637
0.0
3,338
Balkrishna Industries Ltd.
92,946
0.0
36,331
(2)
Bandhan Bank Ltd.
78,728
0.0
44,778
Bank of Baroda
142,253
0.0
12,452
Berger Paints India Ltd.
85,776
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
157,301
Bharat Electronics Ltd.
$ 380,979
0.1
11,115
Bharat Forge Ltd.
150,892
0.1
24,996  Bharat Heavy Electricals
Ltd.
74,353
0.0
32,333  Bharat Petroleum Corp.
Ltd.
234,230
0.1
94,170
Bharti Airtel Ltd.
1,389,455
0.4
4,497
Britannia Industries Ltd.
264,849
0.1
26,720  CG Power & Industrial
Solutions Ltd.
173,607
0.1
17,950  Cholamandalam
Investment and Finance
Co. Ltd.
249,957
0.1
22,243
Cipla Ltd./India
399,857
0.1
65,647
Coal India Ltd.
343,258
0.1
5,869  Colgate-Palmolive India
Ltd.
191,225
0.1
10,418  Container Corp. Of India
Ltd.
110,565
0.0
5,927
Cummins India Ltd.
213,968
0.1
25,934
Dabur India Ltd.
162,876
0.1
5,049
Divi's Laboratories Ltd.
208,976
0.1
31,142
DLF Ltd.
336,006
0.1
4,932  Dr Reddy's Laboratories
Ltd.
364,495
0.1
5,789
Eicher Motors Ltd.
279,616
0.1
98,228
GAIL India Ltd.
213,809
0.1
52,407
(1)
GMR Airports
Infrastructure Ltd.
51,423
0.0
17,225  Godrej Consumer
Products Ltd.
259,349
0.1
5,464
(1)
Godrej Properties Ltd.
151,067
0.1
11,142
Grasim Industries Ltd.
306,471
0.1
10,785
Havells India Ltd.
196,321
0.1
39,520
HCL Technologies Ltd.
734,777
0.2
3,930
(2)
HDFC Asset Management
Co. Ltd.
177,228
0.1
117,703
HDFC Bank Ltd.
2,052,460
0.7
40,836
(2)
HDFC Life Insurance Co.
Ltd.
310,459
0.1
5,154
Hero MotoCorp Ltd.
292,629
0.1
57,575
Hindalco Industries Ltd.
388,724
0.1
8,628
Hindustan Aeronautics Ltd.
345,264
0.1
24,437  Hindustan Petroleum
Corp. Ltd.
139,508
0.0
34,202
Hindustan Unilever Ltd.
930,578
0.3
217,608
ICICI Bank Ltd.
2,868,870
0.9
10,274
(2)
ICICI Lombard General
Insurance Co. Ltd.
207,810
0.1
15,466
(2)
ICICI Prudential Life
Insurance Co. Ltd.
113,080
0.0
153,420
(1)
IDFC First Bank Ltd.
139,188
0.0
36,100
Indian Hotels Co. Ltd.
256,242
0.1
120,344
Indian Oil Corp. Ltd.
242,842
0.1
10,769  Indian Railway Catering &
Tourism Corp. Ltd.
120,251
0.0
14,124
Indraprastha Gas Ltd.
73,153
0.0
12,361
IndusInd Bank Ltd.
231,096
0.1
3,042
Info Edge India Ltd.
204,426
0.1
139,097
Infosys Ltd.
2,504,879
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
6,618
(1)(2)
InterGlobe Aviation Ltd.
$ 282,012
0.1
124,103
ITC Ltd.
639,077
0.2
15,445
Jindal Steel & Power Ltd.
158,183
0.1
25,979
JSW Steel Ltd.
259,462
0.1
17,032
Jubilant Foodworks Ltd.
91,892
0.0
45,778
Kotak Mahindra Bank Ltd.
983,496
0.3
28,204
Larsen & Toubro Ltd.
1,275,647
0.4
3,726
(2)
LTIMindtree Ltd.
221,420
0.1
9,664
Lupin Ltd.
187,591
0.1
10,370
(2)
Macrotech Developers Ltd.
141,711
0.0
39,163
Mahindra & Mahindra Ltd.
904,718
0.3
21,465
Marico Ltd.
128,222
0.0
5,901
Maruti Suzuki India Ltd.
893,302
0.3
32,952  Max Healthcare Institute
Ltd.
324,985
0.1
3,250
Mphasis Ltd.
93,476
0.0
88
MRF Ltd.
140,848
0.0
5,080
Muthoot Finance Ltd.
90,511
0.0
13,997
Nestle India Ltd.
440,603
0.1
24,407
NMDC Ltd.
59,238
0.0
183,810
NTPC Ltd.
742,828
0.2
132,733  Oil & Natural Gas Corp.
Ltd.
428,466
0.1
10,482
(1)
One 97 Communications
Ltd.
50,794
0.0
259
Page Industries Ltd.
107,141
0.0
4,280
Persistent Systems Ltd.
205,310
0.1
32,941
Petronet LNG Ltd.
104,302
0.0
3,641
PI Industries Ltd.
169,162
0.1
6,533
Pidilite Industries Ltd.
236,309
0.1
2,003
Polycab India Ltd.
121,978
0.0
63,332
Power Finance Corp. Ltd.
297,144
0.1
195,517  Power Grid Corp. of India
Ltd.
649,002
0.2
58,428
Punjab National Bank
87,579
0.0
56,252
REC Ltd.
305,332
0.1
127,635
Reliance Industries Ltd.
4,563,996
1.5
120,444
(1)
Reliance Strategic
Investments Ltd.
512,055
0.2
101,284  Samvardhana Motherson
International Ltd.
142,842
0.0
12,349  SBI Cards & Payment
Services Ltd.
101,266
0.0
18,968
(2)
SBI Life Insurance Co. Ltd.
342,501
0.1
381
Shree Cement Ltd.
117,603
0.0
12,016
Shriram Finance Ltd.
340,874
0.1
3,770
Siemens Ltd.
243,560
0.1
17,726
(2)
Sona Blw Precision
Forgings Ltd.
150,381
0.1
6,408
SRF Ltd.
197,024
0.1
74,688
State Bank of India
676,414
0.2
40,095  Sun Pharmaceutical
Industries Ltd.
780,560
0.3
2,752
Supreme Industries Ltd.
139,922
0.0
377,125
(1)
Suzlon Energy Ltd.
183,465
0.1
4,956
Tata Communications Ltd.
119,768
0.0
37,684  Tata Consultancy Services
Ltd.
1,758,786
0.6
24,080  Tata Consumer Products
Ltd.
317,084
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
1,442
Tata Elxsi Ltd.
$ 134,917
0.0
72,332
Tata Motors Ltd.
863,529
0.3
15,332  Tata Motors Ltd. - DVR
Shares
121,283
0.0
61,999
Tata Power Co. Ltd.
293,443
0.1
312,725
Tata Steel Ltd.
586,406
0.2
22,554
Tech Mahindra Ltd.
338,484
0.1
14,848
Titan Co. Ltd.
678,733
0.2
4,342  Torrent Pharmaceuticals
Ltd.
135,522
0.0
7,712
Trent Ltd.
366,056
0.1
4,502  Tube Investments of India
Ltd.
202,184
0.1
10,168
TVS Motor Co. Ltd.
263,171
0.1
4,869
UltraTech Cement Ltd.
570,174
0.2
33,505
Union Bank of India Ltd.
61,921
0.0
12,395
United Spirits Ltd.
168,781
0.1
19,889
UPL Ltd.
108,962
0.0
19,196
Varun Beverages Ltd.
322,618
0.1
40,159
Vedanta Ltd.
131,461
0.0
54,543
Wipro Ltd.
316,131
0.1
557,232
(1)
Yes Bank Ltd.
155,641
0.1
255,548
(1)
Zomato Ltd.
560,142
0.2
53,645,472
17.0
Indonesia : 1.8%
595,700  Adaro Energy Indonesia
Tbk PT
101,498
0.0
279,100
(1)
Amman Mineral
Internasional PT
154,103
0.1
318,100
Aneka Tambang Tbk
32,134
0.0
834,800
Astra International Tbk PT
271,218
0.1
2,320,600
Bank Central Asia Tbk PT
1,475,757
0.5
1,566,500  Bank Mandiri Persero
Tbk PT
712,747
0.2
636,100  Bank Negara Indonesia
Persero Tbk PT
236,799
0.1
2,859,300  Bank Rakyat Indonesia
Persero Tbk PT
1,093,325
0.4
1,210,200
Barito Pacific Tbk PT
72,143
0.0
310,200  Charoen Pokphand
Indonesia Tbk PT
102,733
0.0
35,557,900
(1)
GoTo Gojek Tokopedia
Tbk PT
154,818
0.1
116,000  Indah Kiat Pulp & Paper
Tbk PT
70,046
0.0
104,500  Indofood CBP Sukses
Makmur Tbk PT
76,433
0.0
172,200  Indofood Sukses Makmur
Tbk PT
69,238
0.0
862,900
Kalbe Farma Tbk PT
80,276
0.0
387,600
(1)
Merdeka Copper Gold
Tbk PT
55,809
0.0
838,800  Sarana Menara Nusantara
Tbk PT
45,498
0.0
134,800  Semen Indonesia Persero
Tbk PT
50,162
0.0
783,100  Sumber Alfaria Trijaya
Tbk PT
143,787
0.1
2,061,200  Telkom Indonesia Persero
Tbk PT
453,352
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
337,000
Unilever Indonesia Tbk PT
$ 57,389
0.0
62,000
United Tractors Tbk PT
94,551
0.0
5,603,816
1.8
Ireland : 0.9%
25,103
(1)
PDD Holdings, Inc., ADR
2,918,224
0.9
Kuwait : 0.8%
65,798
(1)
Agility Public Warehousing
Co. KSC
142,477
0.1
59,324
Boubyan Bank KSCP
119,541
0.0
85,654
Gulf Bank KSCP
81,859
0.0
357,720  Kuwait Finance House
KSCP
930,240
0.3
29,797
Mabanee Co. KPSC
76,599
0.0
84,697  Mobile
Telecommunications Co.
KSCP
135,163
0.1
314,157  National Bank of Kuwait
SAKP
980,160
0.3
2,466,039
0.8
Luxembourg : 0.0%
5,680
Reinet Investments SCA
137,421
0.0
Malaysia : 1.3%
97,400
AMMB Holdings Bhd
85,784
0.0
127,400
Axiata Group Bhd
72,468
0.0
152,000
CELCOMDIGI BHD
135,207
0.1
271,600
CIMB Group Holdings Bhd
376,234
0.1
84,800
Gamuda Bhd
94,421
0.0
94,500
Genting Bhd
94,344
0.0
126,100
Genting Malaysia Bhd
72,823
0.0
27,700
Hong Leong Bank Bhd
113,305
0.1
91,100
IHH Healthcare Bhd
116,064
0.1
120,000
Inari Amertron Bhd
80,259
0.0
113,800
IOI Corp. Bhd
95,037
0.0
20,700  Kuala Lumpur Kepong
Bhd
97,675
0.1
222,000
Malayan Banking Bhd
452,779
0.2
38,700  Malaysia Airports Holdings
Bhd
81,012
0.0
103,000
Maxis Bhd
73,338
0.0
53,600
MISC Bhd
86,668
0.0
122,200
(2)
MR DIY Group M Bhd
38,728
0.0
2,900
Nestle Malaysia Bhd
72,301
0.0
121,700  Petronas Chemicals
Group Bhd
174,712
0.1
13,400
Petronas Dagangan Bhd
60,871
0.0
31,900
Petronas Gas Bhd
118,353
0.1
28,700
PPB Group Bhd
94,595
0.0
163,300  Press Metal Aluminium
Holdings Bhd
160,781
0.1
613,900
Public Bank Bhd
546,265
0.2
54,600
QL Resources Bhd
67,877
0.0
71,800
RHB Bank Bhd
85,614
0.0
119,700
Sime Darby Bhd
65,808
0.0
88,700
Sime Darby Plantation Bhd
81,636
0.0
47,700
Telekom Malaysia Bhd
60,607
0.0
109,400
Tenaga Nasional Bhd
259,805
0.1
60,200
YTL Corp. Bhd
33,205
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
46,800  YTL Power International
Bhd
$ 37,423
0.0
4,085,999
1.3
Mexico : 2.6%
134,008
Alfa SAB de CV - Class A
99,713
0.0
780,407
(1)
America Movil SAB de CV
728,627
0.2
21,426  Arca Continental SAB de
CV
234,062
0.1
33,178
(2)
Banco del Bajio SA
129,049
0.0
638,994
(1)
Cemex SAB de CV
575,959
0.2
21,808  Coca-Cola Femsa SAB
de CV
210,386
0.1
122,940  Fibra Uno Administracion
SA de CV
204,490
0.1
81,485  Fomento Economico
Mexicano SAB de CV
1,065,018
0.3
7,778  Gruma SAB de CV - Class
B
145,449
0.1
12,300  Grupo Aeroportuario del
Centro Norte SAB de CV
121,478
0.0
16,544  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
268,661
0.1
7,634  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
241,515
0.1
54,771
Grupo Bimbo SAB de CV
258,527
0.1
23,941
Grupo Carso SAB de CV
213,308
0.1
108,969  Grupo Financiero Banorte
SAB de CV - Class O
1,157,403
0.4
77,212
(1)
Grupo Financiero Inbursa
SAB de CV - Class O
238,572
0.1
130,798
Grupo Mexico SAB de CV
772,066
0.2
8,567
(1)
Industrias Penoles SAB
de CV
121,766
0.0
63,949  Kimberly-Clark de Mexico
SAB de CV - Class A
148,860
0.1
54,762  Operadora De Sites
Mexicanos SAB de CV -
Class 1
66,540
0.0
43,868  Orbia Advance Corp. SAB
de CV
91,796
0.0
30,877  Prologis Property Mexico
SA de CV
135,584
0.0
8,155  Promotora y Operadora de
Infraestructura SAB de CV
86,500
0.0
217,179  Wal-Mart de Mexico SAB
de CV
874,338
0.3
8,189,667
2.6
Netherlands : 0.0%
23,518
NEPI Rockcastle NV
162,416
0.0
Peru : 0.2%
8,888  Cia de Minas
Buenaventura SAA, ADR
141,142
0.0
2,861
Credicorp Ltd.
484,739
0.2
625,881
0.2
Philippines : 0.6%
65,290  Aboitiz Equity Ventures,
Inc.
54,413
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Philippines (continued)
12,040
Ayala Corp.
$ 137,074
0.0
284,900
Ayala Land, Inc.
163,748
0.1
78,145  Bank of the Philippine
Islands
164,172
0.1
100,010
BDO Unibank, Inc.
274,865
0.1
42,650  International Container
Terminal Services, Inc.
241,265
0.1
111,740
JG Summit Holdings, Inc.
72,353
0.0
19,060
Jollibee Foods Corp.
85,685
0.0
11,580
Manila Electric Co.
73,540
0.0
76,450  Metropolitan Bank & Trust
Co.
88,790
0.0
3,170
PLDT, Inc.
77,109
0.0
10,000
SM Investments Corp.
173,022
0.1
421,400
SM Prime Holdings, Inc.
245,126
0.1
36,500
Universal Robina Corp.
68,371
0.0
1,919,533
0.6
Poland : 0.9%
22,203
(1)(2)
Allegro.eu SA
183,862
0.1
7,787  Bank Polska Kasa Opieki
SA
353,870
0.1
547
Budimex SA
95,862
0.0
2,695
(3)
CD Projekt SA
78,853
0.0
2,050
(1)(2)
Dino Polska SA
198,875
0.1
5,845
KGHM Polska Miedz SA
166,929
0.0
47
L.P. SA
179,892
0.1
667
(1)
mBank SA
123,469
0.0
35,548
(1)
PGE Polska Grupa
Energetyczna SA
64,047
0.0
23,898  Polski Koncern Naftowy
ORLEN SA
389,248
0.1
36,844  Powszechna Kasa
Oszczednosci Bank Polski
SA
546,680
0.2
25,128  Powszechny Zaklad
Ubezpieczen SA
306,907
0.1
1,509  Santander Bank Polska
SA
214,872
0.1
2,903,366
0.9
Qatar : 0.8%
87,918
Barwa Real Estate Co.
66,664
0.0
136,227
Commercial Bank PSQC
184,642
0.1
82,867
Dukhan Bank
87,851
0.0
62,767
Industries Qatar QSC
206,463
0.1
238,024
Masraf Al Rayan QSC
155,196
0.1
221,175  Mesaieed Petrochemical
Holding Co.
119,122
0.1
34,030
Ooredoo QPSC
99,071
0.0
20,110  Qatar Electricity & Water
Co. QSC
89,747
0.0
25,443
Qatar Fuel QSC
103,211
0.0
106,388  Qatar Gas Transport Co.
Ltd.
116,507
0.0
41,768  Qatar International Islamic
Bank QSC
125,384
0.1
74,826
Qatar Islamic Bank SAQ
390,615
0.1
191,972  Qatar National Bank
QPSC
748,696
0.2
2,493,169
0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia : 4.1%
4,010
ACWA Power Co.
$ 362,436
0.1
4,583
(1)
Ades Holding Co.
25,368
0.0
5,736  Advanced Petrochemical
Co.
59,962
0.0
82,210
Al Rajhi Bank
1,822,482
0.6
41,751
Alinma Bank
487,803
0.2
10,451
Almarai Co. JSC
159,391
0.1
28,363
Arab National Bank
223,560
0.1
1,023  Arabian Internet &
Communications Services
Co.
103,135
0.0
20,995
Bank AlBilad
272,062
0.1
17,616
(1)
Bank Al-Jazira
93,956
0.0
25,079
Banque Saudi Fransi
260,585
0.1
3,498  Bupa Arabia for
Cooperative Insurance Co.
246,040
0.1
3,146  Co. for Cooperative
Insurance
135,873
0.0
1,564
Dallah Healthcare Co.
73,644
0.0
22,737
(1)
Dar Al Arkan Real Estate
Development Co.
83,794
0.0
3,672  Dr Sulaiman Al Habib
Medical Services Group
Co.
306,890
0.1
1,016
Elm Co.
259,881
0.1
16,207
Etihad Etisalat Co.
227,300
0.1
24,926
Jarir Marketing Co.
97,701
0.0
20,672  Mobile
Telecommunications Co.
Saudi Arabia
69,559
0.0
4,205  Mouwasat Medical
Services Co.
152,929
0.1
1,511
Nahdi Medical Co.
59,605
0.0
3,643  Power & Water Utility Co.
for Jubail & Yanbu
67,260
0.0
61,873
Riyad Bank
491,857
0.2
9,798
SABIC Agri-Nutrients Co.
320,365
0.1
15,611  Sahara International
Petrochemical Co.
128,826
0.0
54,410
(1)
Saudi Arabian Mining Co.
732,624
0.2
108,249
(2)
Saudi Arabian Oil Co.
887,918
0.3
2,345  Saudi Aramco Base Oil
Co.
104,715
0.0
42,372
Saudi Awwal Bank
468,854
0.2
37,343  Saudi Basic Industries
Corp.
777,743
0.3
33,609
Saudi Electricity Co.
177,249
0.1
16,391  Saudi Industrial
Investment Group
97,797
0.0
21,187
Saudi Investment Bank
93,556
0.0
32,336
(1)
Saudi Kayan
Petrochemical Co.
77,768
0.0
123,027
Saudi National Bank
1,339,027
0.4
1,543
(1)
Saudi Research & Media
Group
118,359
0.0
2,051  Saudi Tadawul Group
Holding Co.
149,456
0.1
83,480
Saudi Telecom Co.
881,273
0.3
11,190
Savola Group
168,574
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
12,143  Yanbu National
Petrochemical Co.
$ 120,556
0.0
12,787,733
4.1
Singapore : 0.0%
8,600
(2)
BOC Aviation Ltd.
66,346
0.0
South Africa : 2.4%
35,320
Absa Group Ltd.
275,754
0.1
2,825  Anglo American Platinum
Ltd.
114,606
0.0
15,867  Aspen Pharmacare
Holdings Ltd.
183,786
0.1
14,074
Bid Corp. Ltd.
343,163
0.1
12,214
Bidvest Group Ltd.
156,390
0.1
3,669  Capitec Bank Holdings
Ltd.
405,793
0.1
10,034
Clicks Group Ltd.
156,873
0.1
22,147
Discovery Ltd.
141,056
0.1
10,357
Exxaro Resources Ltd.
92,404
0.0
210,778
FirstRand Ltd.
686,777
0.2
37,678
Gold Fields Ltd.
604,445
0.2
24,066  Harmony Gold Mining Co.
Ltd.
198,999
0.1
38,496  Impala Platinum Holdings
Ltd.
159,035
0.1
2,739
Kumba Iron Ore Ltd.
66,851
0.0
70,966
MTN Group Ltd.
351,124
0.1
7,685
Naspers Ltd. - Class N
1,362,343
0.4
18,397
Nedbank Group Ltd.
221,952
0.1
15,458  Northam Platinum
Holdings Ltd.
92,169
0.0
181,252
Old Mutual Ltd.
112,445
0.0
36,956
OUTsurance Group Ltd.
81,951
0.0
83,915
(2)
Pepkor Holdings Ltd.
83,605
0.0
21,387
Remgro Ltd.
137,886
0.0
73,473
Sanlam Ltd.
269,181
0.1
24,190
Sasol Ltd.
186,938
0.1
20,836
Shoprite Holdings Ltd.
272,210
0.1
120,410
Sibanye Stillwater Ltd.
137,808
0.0
55,962
Standard Bank Group Ltd.
547,328
0.2
25,416
Vodacom Group Ltd.
132,246
0.0
39,473  Woolworths Holdings Ltd./
South Africa
123,400
0.0
7,698,518
2.4
South Korea : 11.6%
1,244
Amorepacific Corp.
112,007
0.0
854
(1)
Celltrion Pharm, Inc.
65,778
0.0
6,421
Celltrion, Inc.
876,830
0.3
335
CJ CheilJedang Corp.
72,673
0.0
1,031
(1)
CosmoAM&T Co. Ltd.
124,334
0.1
2,410
Coway Co. Ltd.
100,736
0.0
1,954
DB Insurance Co. Ltd.
139,772
0.1
2,337
Doosan Bobcat, Inc.
93,765
0.0
19,286
(1)
Doosan Enerbility Co. Ltd.
250,780
0.1
2,062
(1)
Ecopro BM Co. Ltd.
425,614
0.1
842
(1)
Ecopro Co. Ltd.
411,386
0.1
521
(1)
Ecopro Materials Co. Ltd.
51,703
0.0
1,949
GS Holdings Corp.
70,139
0.0
12,264
Hana Financial Group, Inc.
536,891
0.2
287
Hanjin Kal Corp.
12,661
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
3,175  Hankook Tire &
Technology Co. Ltd.
$ 127,576
0.1
288
Hanmi Pharm Co. Ltd.
73,183
0.0
1,842  Hanmi Semiconductor Co.
Ltd.
183,295
0.1
7,523
Hanon Systems
33,434
0.0
1,514  Hanwha Aerospace Co.
Ltd.
233,534
0.1
3,160
(1)
Hanwha Ocean Co. Ltd.
64,391
0.0
4,769
Hanwha Solutions Corp.
97,929
0.0
1,894
HD Hyundai Co. Ltd.
96,925
0.0
956
(1)
HD Hyundai Heavy
Industries Co. Ltd.
84,268
0.0
1,820
(1)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
162,615
0.1
4,966
(1)
HLB, Inc.
404,375
0.1
10,095
HMM Co. Ltd.
118,081
0.0
887
HYBE Co. Ltd.
150,902
0.1
3,281  Hyundai Engineering &
Construction Co. Ltd.
81,132
0.0
779
Hyundai Glovis Co. Ltd.
104,553
0.0
2,540
Hyundai Mobis Co. Ltd.
493,110
0.2
5,732
Hyundai Motor Co.
1,008,651
0.3
3,657
Hyundai Steel Co.
86,443
0.0
10,863
Industrial Bank of Korea
112,673
0.0
13,072
Kakao Corp.
528,377
0.2
7,114
KakaoBank Corp.
148,581
0.1
1,078
(1)
Kakaopay Corp.
31,187
0.0
3,742
Kangwon Land, Inc.
45,628
0.0
16,079
KB Financial Group, Inc.
840,249
0.3
10,973
Kia Corp.
911,958
0.3
3,199  Korea Aerospace
Industries Ltd.
119,736
0.0
10,882
(1)
Korea Electric Power
Corp.
178,940
0.1
1,705  Korea Investment Holdings
Co. Ltd.
84,413
0.0
357
Korea Zinc Co. Ltd.
120,481
0.0
7,706
Korean Air Lines Co. Ltd.
124,070
0.0
1,223
(1)
Krafton, Inc.
227,132
0.1
2,593
KT Corp.
73,136
0.0
4,213
KT&G Corp.
293,229
0.1
1,480
(1)
Kum Yang Co. Ltd.
124,172
0.0
726  Kumho Petrochemical Co.
Ltd.
75,741
0.0
1,085
(1)
L&F Co. Ltd.
142,062
0.1
2,065
LG Chem Ltd.
675,886
0.2
3,949
LG Corp.
256,885
0.1
15,885
(1)
LG Display Co. Ltd.
124,877
0.1
4,475
LG Electronics, Inc.
321,687
0.1
1,971
(1)
LG Energy Solution Ltd.
587,163
0.2
400
LG H&H Co. Ltd.
114,909
0.0
607
LG Innotek Co. Ltd.
89,122
0.0
8,249
LG Uplus Corp.
61,565
0.0
773
Lotte Chemical Corp.
68,913
0.0
4,288  Meritz Financial Group,
Inc.
260,732
0.1
10,267  Mirae Asset Securities
Co. Ltd.
61,984
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
5,444
NAVER Corp.
$ 756,322
0.3
601
NCSoft Corp.
91,940
0.0
1,020
(1)(2)
Netmarble Corp.
47,794
0.0
6,285  NH Investment &
Securities Co. Ltd.
55,084
0.0
978  Orion Corp./Republic of
Korea
66,735
0.0
2,281
Posco DX Co. Ltd.
82,337
0.0
1,311
POSCO Future M Co. Ltd.
294,807
0.1
3,024
POSCO Holdings, Inc.
947,202
0.3
2,267
Posco International Corp.
89,614
0.0
746
(1)(2)
Samsung Biologics Co.
Ltd.
461,719
0.2
3,507
Samsung C&T Corp.
417,050
0.1
2,363  Samsung Electro-
Mechanics Co. Ltd.
263,286
0.1
200,446  Samsung Electronics Co.
Ltd.
12,046,306
3.8
6,708
(1)
Samsung Engineering Co.
Ltd.
125,649
0.1
1,300  Samsung Fire & Marine
Insurance Co. Ltd.
298,544
0.1
28,533
(1)
Samsung Heavy Industries
Co. Ltd.
182,758
0.1
3,354  Samsung Life Insurance
Co. Ltd.
237,932
0.1
2,314
Samsung SDI Co. Ltd.
820,670
0.3
1,635
Samsung SDS Co. Ltd.
198,662
0.1
2,565  Samsung Securities Co.
Ltd.
77,563
0.0
18,236  Shinhan Financial Group
Co. Ltd.
643,277
0.2
1,375
(1)
SK Biopharmaceuticals
Co. Ltd.
94,483
0.0
1,193
(1)
SK Bioscience Co. Ltd.
54,730
0.0
22,891
SK Hynix, Inc.
3,032,494
1.0
1,288
(1)(2)
SK IE Technology Co. Ltd.
69,960
0.0
2,548
(1)
SK Innovation Co. Ltd.
224,432
0.1
4,128
(1)
SK Square Co. Ltd.
241,472
0.1
2,283
SK Telecom Co. Ltd.
90,396
0.0
1,533
SK, Inc.
207,955
0.1
838
(1)
SKC Co. Ltd.
74,474
0.0
1,926
S-Oil Corp.
111,550
0.0
24,987  Woori Financial Group,
Inc.
271,039
0.1
2,447
Yuhan Corp.
140,685
0.1
36,573,875
11.6
Taiwan : 16.7%
21,000
Accton Technology Corp.
300,941
0.1
125,000
Acer, Inc.
182,204
0.1
19,595
Advantech Co. Ltd.
249,294
0.1
6,000
Airtac International Group
208,015
0.1
3,000
Alchip Technologies Ltd.
296,869
0.1
128,000  ASE Technology Holding
Co. Ltd.
621,324
0.2
95,000
Asia Cement Corp.
121,533
0.0
30,000
Asustek Computer, Inc.
397,154
0.1
282,000
AUO Corp.
159,426
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
24,000  Catcher Technology Co.
Ltd.
$ 163,087
0.1
395,000  Cathay Financial Holding
Co. Ltd.
595,255
0.2
64,200
Chailease Holding Co. Ltd.
344,013
0.1
226,225  Chang Hwa Commercial
Bank Ltd.
128,274
0.0
85,000  Cheng Shin Rubber
Industry Co. Ltd.
131,948
0.0
126,000
China Airlines Ltd.
76,726
0.0
670,000
(1)
China Development
Financial Holding Corp.
289,821
0.1
496,000
China Steel Corp.
368,847
0.1
156,000  Chunghwa Telecom Co.
Ltd.
612,789
0.2
179,000
Compal Electronics, Inc.
214,385
0.1
746,000  CTBC Financial Holding
Co. Ltd.
755,070
0.2
82,000
Delta Electronics, Inc.
877,636
0.3
36,000
E Ink Holdings, Inc.
255,457
0.1
591,664  E.Sun Financial Holding
Co. Ltd.
501,740
0.2
7,000
Eclat Textile Co. Ltd.
119,718
0.0
3,000
eMemory Technology, Inc.
225,249
0.1
118,000
Eva Airways Corp.
116,543
0.0
43,000  Evergreen Marine Corp.
Taiwan Ltd.
236,474
0.1
117,000  Far Eastern New Century
Corp.
120,781
0.0
75,000  Far EasTone
Telecommunications Co.
Ltd.
189,589
0.1
22,720  Feng TAY Enterprise Co.
Ltd.
112,108
0.0
458,550  First Financial Holding
Co. Ltd.
395,378
0.1
149,000  Formosa Chemicals &
Fibre Corp.
254,545
0.1
47,000  Formosa Petrochemical
Corp.
100,810
0.0
159,000
Formosa Plastics Corp.
338,237
0.1
324,400  Fubon Financial Holding
Co. Ltd.
702,208
0.2
22,000  Gigabyte Technology Co.
Ltd.
215,272
0.1
4,000
Global Unichip Corp.
152,437
0.1
9,000
Globalwafers Co. Ltd.
156,256
0.1
520,000  Hon Hai Precision Industry
Co. Ltd.
2,525,668
0.8
12,420
Hotai Motor Co. Ltd.
251,019
0.1
371,000  Hua Nan Financial
Holdings Co. Ltd.
265,398
0.1
368,800
Innolux Corp.
175,169
0.1
115,000
Inventec Corp.
210,463
0.1
4,000
Largan Precision Co. Ltd.
303,632
0.1
85,000
Lite-On Technology Corp.
281,770
0.1
64,000
MediaTek, Inc.
2,318,996
0.7
484,230  Mega Financial Holding
Co. Ltd.
608,886
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
31,000  Micro-Star International
Co. Ltd.
$ 161,768
0.1
200,000
Nan Ya Plastics Corp.
344,072
0.1
10,000  Nan Ya Printed Circuit
Board Corp.
61,866
0.0
53,000
Nanya Technology Corp.
111,932
0.0
8,000  Nien Made Enterprise Co.
Ltd.
88,670
0.0
24,000  Novatek Microelectronics
Corp.
441,835
0.1
84,000
Pegatron Corp.
261,514
0.1
10,000
(1)
PharmaEssentia Corp.
99,989
0.0
93,000
Pou Chen Corp.
105,276
0.0
127,000
(1)
Powerchip Semiconductor
Manufacturing Corp.
102,783
0.0
23,000  President Chain Store
Corp.
190,723
0.1
114,000
Quanta Computer, Inc.
998,295
0.3
21,000  Realtek Semiconductor
Corp.
365,698
0.1
68,300  Ruentex Development
Co. Ltd.
74,801
0.0
163,000  Shanghai Commercial &
Savings Bank Ltd.
245,717
0.1
552,000
(1)
Shin Kong Financial
Holding Co. Ltd.
138,974
0.1
453,380  SinoPac Financial
Holdings Co. Ltd.
304,474
0.1
54,000  Synnex Technology
International Corp.
132,201
0.0
471,390  Taishin Financial Holding
Co. Ltd.
264,355
0.1
259,200
Taiwan Business Bank
128,774
0.0
281,000
Taiwan Cement Corp.
278,123
0.1
432,300  Taiwan Cooperative
Financial Holding Co. Ltd.
350,899
0.1
69,000  Taiwan High Speed Rail
Corp.
65,001
0.0
75,000
Taiwan Mobile Co. Ltd.
238,930
0.1
1,034,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
24,770,725
7.9
58,000  Unimicron Technology
Corp.
344,821
0.1
199,000  Uni-President Enterprises
Corp.
474,880
0.2
470,000  United Microelectronics
Corp.
763,300
0.2
38,000  Vanguard International
Semiconductor Corp.
100,716
0.0
3,000  Voltronic Power
Technology Corp.
154,732
0.1
121,000
Walsin Lihwa Corp.
141,378
0.1
29,000
Wan Hai Lines Ltd.
39,965
0.0
134,522
Winbond Electronics Corp.
113,502
0.0
111,000
Wistron Corp.
418,146
0.1
4,000
Wiwynn Corp.
273,905
0.1
69,000
WPG Holdings Ltd.
207,024
0.1
14,000
Yageo Corp.
259,788
0.1
73,000  Yang Ming Marine
Transport Corp.
100,784
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
429,040  Yuanta Financial Holding
Co. Ltd.
$ 403,682
0.1
29,000  Zhen Ding Technology
Holding Ltd.
113,262
0.0
52,465,694
16.7
Thailand : 1.5%
49,800  Advanced Info Service
PCL
278,570
0.1
179,000
Airports of Thailand PCL
320,349
0.1
333,500
Asset World Corp. PCL
37,757
0.0
467,300  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
362,233
0.1
343,600  Bangkok Expressway &
Metro PCL
75,344
0.0
349,500
BTS Group Holdings PCL
53,736
0.0
25,500  Bumrungrad Hospital PCL
- Foreign
156,039
0.1
85,800
Central Pattana PCL
147,783
0.1
70,400
Central Retail Corp. PCL
69,538
0.0
158,000  Charoen Pokphand Foods
PCL
78,920
0.0
244,400
CP ALL PCL - Foreign
365,617
0.1
90,000
CP Axtra PCL
77,159
0.0
131,256  Delta Electronics Thailand
PCL
260,541
0.1
69,500
Energy Absolute PCL
65,405
0.0
25,400  Global Power Synergy
PCL - Class F
36,648
0.0
124,100  Gulf Energy Development
PCL
148,937
0.1
258,800
Home Product Center PCL
76,029
0.0
67,100
Indorama Ventures PCL
44,018
0.0
41,600  Intouch Holdings PCL -
Class F
78,471
0.0
25,300  Kasikornbank PCL
- Foreign
86,083
0.0
150,900
Krung Thai Bank PCL
69,564
0.0
43,500
Krungthai Card PCL
54,647
0.0
361,800  Land & Houses PCL
- Foreign
72,969
0.0
141,600
Minor International PCL
128,294
0.1
27,500
Muangthai Capital PCL
35,112
0.0
58,700  PTT Exploration &
Production PCL - Foreign
Shares
240,708
0.1
98,000
PTT Global Chemical PCL
102,286
0.1
129,300  PTT Oil & Retail Business
PCL
62,483
0.0
417,700
PTT PCL - Foreign
384,311
0.1
35,600
SCB X PCL
111,290
0.1
60,800
SCG Packaging PCL
47,978
0.0
32,500  Siam Cement PCL
- Foreign
227,417
0.1
56,900
Thai Oil PCL - Foreign
91,888
0.0
1,189,900
TMBThanachart Bank PCL
59,379
0.0
460,500
(1)
True Corp. PCL
97,300
0.1
4,604,803
1.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey : 0.7%
132,957
Akbank TAS
$ 192,380
0.1
59,578  Aselsan Elektronik Sanayi
Ve Ticaret AS
102,089
0.0
19,396
BIM Birlesik Magazalar AS
210,723
0.1
701
Coca-Cola Icecek AS
12,185
0.0
64,883
(1)
Eregli Demir ve Celik
Fabrikalari TAS
84,529
0.0
3,030
Ford Otomotiv Sanayi AS
108,246
0.0
43,233  Haci Omer Sabanci
Holding AS
110,940
0.0
32,324
KOC Holding AS
203,359
0.1
1,824
(1)
Pegasus Hava Tasimaciligi
AS
46,015
0.0
55,647
(1)
Sasa Polyester Sanayi AS
74,011
0.0
4,954  Tofas Turk Otomobil
Fabrikasi AS
41,757
0.0
23,869
(1)
Turk Hava Yollari AO
219,823
0.1
53,494  Turkcell Iletisim Hizmetleri
AS
113,175
0.0
373,529  Turkiye Is Bankasi AS -
Class C
129,600
0.1
41,160  Turkiye Petrol Rafinerileri
AS
225,212
0.1
59,569  Turkiye Sise ve Cam
Fabrikalari AS
83,797
0.0
143,371
Yapi ve Kredi Bankasi AS
121,878
0.1
2,079,719
0.7
United Arab Emirates : 1.2%
124,945  Abu Dhabi Commercial
Bank PJSC
285,802
0.1
62,651  Abu Dhabi Islamic Bank
PJSC
186,302
0.1
135,060  Abu Dhabi National Oil Co.
for Distribution PJSC
133,874
0.1
164,814
Aldar Properties PJSC
247,743
0.1
107,258  Americana Restaurants
International PLC
96,093
0.0
124,573
Dubai Islamic Bank PJSC
198,109
0.1
279,930
Emaar Properties PJSC
621,262
0.2
80,280
Emirates NBD Bank PJSC
378,200
0.1
146,295  Emirates
Telecommunications
Group Co. PJSC
729,832
0.2
185,542  First Abu Dhabi Bank
PJSC
677,041
0.2
169,025
(1)
Multiply Group PJSC
103,102
0.0
3,657,360
1.2
United Kingdom : 0.1%
17,731
Anglogold Ashanti PLC
395,868
0.1
7,514
(1)
Pepco Group NV
33,864
0.0
429,732
0.1
United States : 0.3%
28,900
(1)(3)
BeiGene Ltd.
347,684
0.1
3,134
(1)
Legend Biotech Corp.,
ADR
175,786
0.1
3,000
Parade Technologies Ltd.
86,344
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,588
Southern Copper Corp.
$ 382,194
0.1
992,008
0.3
Total Common Stock
(Cost $276,855,499)
294,727,364
93.6
PREFERRED STOCK : 2.3%
Brazil : 1.5%
227,721  Banco Bradesco SA -
Preference Shares
649,282
0.2
10,249  Centrais Eletricas
Brasileiras SA
95,493
0.0
61,095  Cia Energetica de Minas
Gerais
153,243
0.1
41,600  Cia Paranaense de
Energia
79,710
0.0
49,087
Gerdau SA
217,277
0.1
203,183
Itau Unibanco Holding SA
1,407,786
0.4
228,319
Itausa SA
477,543
0.2
200,799
Petroleo Brasileiro SA
1,501,368
0.5
4,581,702
1.5
Chile : 0.1%
6,034  Sociedad Quimica y
Minera de Chile SA
293,752
0.1
Colombia : 0.0%
19,102
Bancolombia SA
162,405
0.0
South Korea : 0.7%
918
Hyundai Motor Co.
107,858
0.0
1,598  Hyundai Motor Co. -
Second Preference Shares
186,238
0.1
349
LG Chem Ltd.
77,866
0.0
34,161  Samsung Electronics Co.
Ltd.
1,705,051
0.6
2,077,013
0.7
Total Preferred Stock
(Cost $6,036,418)
7,114,872
2.3
Total Long-Term
Investments
(Cost $282,891,917)
301,842,236
95.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.4%
Repurchase Agreements : 0.8%
1,000,000
(4)
Bank of America Inc.,
Repurchase Agreement
dated 03/28/2024,
5.320%, due 04/01/2024
(Repurchase Amount
$1,000,583, collateralized
by various U.S.
Government Securities,
0.000%-4.500%, Market
Value plus accrued
interest $1,020,000, due
10/15/26-08/15/35)
1,000,000
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/28/2024, 5.350%, due
04/01/2024 (Repurchase
Amount $1,000,586,
collateralized by various
U.S. Government
Securities, 0.000%-
4.125%, Market Value
plus accrued interest
$1,020,000, due
06/11/24-02/15/42)
$ 1,000,000
0.3
664,859
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%, due
04/01/2024 (Repurchase
Amount $665,247,
collateralized by various
U.S. Government
Securities, 0.625%-
4.000%, Market Value plus
accrued interest $678,156,
due 02/15/25-02/15/48)
664,859
0.2
Total Repurchase
Agreements
(Cost $2,664,859)
2,664,859
0.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.6%
99,000
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 5.200%
99,000
0.0
11,243,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
11,243,000
3.6
Total Mutual Funds
(Cost $11,342,000)
11,342,000
3.6
Total Short-Term
Investments
(Cost $14,006,859)
14,006,859
4.4
Total Investments in
Securities
(Cost $296,898,776) $ 315,849,095 100.3
Liabilities in Excess of
Other Assets (890,874) (0.3)
Net Assets $ 314,958,221 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 22.5%
Financials 21.5
Consumer Discretionary 12.0
Communication Services 8.3
Materials 7.2
Industrials 6.4
Consumer Staples 5.4
Energy 5.1
Health Care 3.3
Utilities 2.7
Real Estate 1.5
Short-Term Investments 4.4
Liabilities in Excess of Other Assets (0.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 11,233,733 $ — $ — $ 11,233,733
Chile 1,150,850 — — 1,150,850
China 4,246,022 64,786,627 — 69,032,649
Colombia 192,004 — — 192,004
Czechia 241,670 178,013 — 419,683
Egypt — 220,916 — 220,916
Greece 1,104,088 464,537 — 1,568,625
Hong Kong 245,073 3,429,824 — 3,674,897
Hungary 727,216 — — 727,216
India — 53,645,472 — 53,645,472
Indonesia 302,563 5,301,253 — 5,603,816
Ireland 2,918,224 — — 2,918,224
Kuwait 76,599 2,389,440 — 2,466,039
Luxembourg 137,421 — — 137,421
Malaysia 1,084,209 3,001,790 — 4,085,999
Mexico 1,620,540 6,569,127 — 8,189,667
Netherlands 162,416 — — 162,416
Peru 625,881 — — 625,881
Philippines 1,331,179 588,354 — 1,919,533
Poland 95,862 2,807,504 — 2,903,366
Qatar 1,623,173 869,996 — 2,493,169
Saudi Arabia 2,453,109 10,334,624 — 12,787,733
Singapore — 66,346 — 66,346
South Africa 4,355,287 3,343,231 — 7,698,518
South Korea 51,703 36,522,172 — 36,573,875
Taiwan 526,052 51,939,642 — 52,465,694
Thailand — 4,604,803 — 4,604,803
Turkey 1,316,717 763,002 — 2,079,719
United Arab Emirates 3,657,360 — — 3,657,360
United Kingdom — 429,732 — 429,732
United States 557,980 434,028 — 992,008
Total Common Stock 42,036,931 252,690,433 — 294,727,364
Preferred Stock 4,875,454 2,239,418 — 7,114,872
Short-Term Investments 11,342,000 2,664,859 — 14,006,859
Total Investments, at fair value $ 58,254,385 $ 257,594,710 $ — $ 315,849,095
Liabilities Table
Other Financial Instruments+
Futures $ (16,807) $ — $ — $ (16,807)
Total Liabilities $ (16,807) $ — $ — $ (16,807)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
At March 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 248 06/21/24 $ 13,007,600 $ (16,807)
$ 13,007,600 $ (16,807)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 42,757,117
Gross Unrealized Depreciation (23,806,798)
Net Unrealized Appreciation $ 18,950,319